Other non-operating income (expense)_Details of non operating incomes and expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Gain or loss on valuation of investments in associates and joint ventures
Gains on valuation of investments in joint ventures and associates	₩ 25,791		₩ 83,506	₩ 36,757
Losses on valuation of investments in joint ventures and associates	(22,595)		(70,117)	(55,091)
Impairment losses of investments in joint ventures and associates	(177)		(114,903)	(1,173)
Total	3,019	$ 2,713	(101,514)	(19,507)
Other income disclosure nonoperating [Abstract]
Rental fee income	6,835		6,973	7,291
Gains on disposal of investment in joint ventures and associates	50,511		39,932	23,457
Gains on disposal of premises and equipment, intangble assets and other assets	30,278		5,028	1,885
Reversal of impairment loss of premises and equipment, intangible assets and other assets	761		666	3,581
Others	41,324		31,762	96,058
Total	129,709		84,361	132,272
Other expense disclosure nonoperating [Abstract]
Depreciation on investment properties	4,045		3,902	3,762
Interest expenses of refundable deposits	620		459	496
Losses on disposal of investment in joint ventures and associates	2,931		38,713	15,060
Losses on disposal of premises and equipment and other assets	1,160		9,994	9,718
Impairment losses on premises and equipment and other assets	87		390	1,936
Donation	51,983		98,132	43,939
Others	26,331		38,493	58,671
Total	87,157		190,083	133,582
Total	₩ 42,552	$ 38,235	₩ (105,722)	₩ (1,310)